INCOME TAXES - Deferred Tax Assets & Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Current deferred tax:
Allowance for doubtful accounts	$ 886	$ 1,162
Inventories	(4,031)	(6,620)
Compensation and benefits	4,375	5,824
Other	3,404	4,909
Total current tax asset	4,634	5,275
Less: valuation allowance	(6,343)	(8,162)
Net current deferred tax liability	(1,709)	(2,887)
Long-term deferred tax:
Depreciation	(1,524)	(4,268)
Goodwill and intangible assets	550	2,475
Pension	97,755	91,177
Capital loss carryforwards	20,575	14,536
Net operating loss carryforward	33,859	29,875
Federal tax credit	1,600	1,600
Other	6,238	6,184
Total long-term tax asset	159,053	141,579
Less: valuation allowance	(136,288)	(117,583)
Net long-term deferred tax asset	22,765	23,996
Net deferred tax asset	$ 21,056	$ 21,109